PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment primarily consists of hospitality assets in the UK and a portfolio of hotels in the U.S.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	1 to 50 +
Land improvements	15
Furniture, fixtures and equipment	1 to 20

Hospitality properties are accounted for under the revaluation model with revaluation to fair value performed annually at December 31. Significant unobservable inputs (Level 3) in estimating hospitality property values under the revaluation method include estimates of replacement cost and estimates of remaining economic life.

There were no impairment indicators for the years ended December 31, 2023 and December 31, 2022.

Hospitality properties with a fair value of approximately $3.3 billion are situated on land held under leases or other agreements largely expiring after the year 2065.
The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Cost:
Balance, beginning of year	$9,050	$5,723
Additions	540	203
Disposals	(169)	(47)
Foreign currency translation	153	(363)
Manager Reorganization(1)	—	3,298
Acquisition of Foreign Investments(1)	945	—
Impact of deconsolidation due to loss of control and other(2)	(33)	236
	10,486	9,050
Accumulated fair value changes:
Balance, beginning of year	1,376	763
Revaluation gains, net(3)	647	634
Disposals	(37)	(1)
Foreign currency translation	45	(49)
Impact of deconsolidation due to loss of control and other(2)	(4)	29
	2,027	1,376
Accumulated depreciation:
Balance, beginning of year	(1,025)	(863)
Depreciation	(411)	(279)
Disposals	37	44
Foreign currency translation	(37)	76
Impact of deconsolidation due to loss of control and other(2)	8	(3)
	(1,428)	(1,025)
Total property, plant and equipment(4)	$11,085	$9,401
(1)See Note 32, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.
(2)The current year includes the reclassification of a hospitality portfolio to held for sale. The prior year reflects the reclassification of a mixed-use asset out of assets held for sale, and the reclassification of a student housing asset to held for sale.
(3)Revaluation gains, net includes revaluation gains of $704 million (December 31, 2022 - $727 million) recorded as revaluation surplus in the consolidated statements of comprehensive income. It also includes revaluation losses in excess of revaluation surplus of $57 million (December 31, 2022 - $93 million) recorded in other fair value changes in the consolidated statements of income.
(4)Includes right-of-use assets of $304 million (December 31, 2022 - $305 million).